[LOGO]



January 13, 2006

VIA EDGAR


The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Subject:  Nationwide VL Separate Account-G
          Nationwide Life and Annuity Insurance Company
          SEC File No.  333-121878
          CIK No.  0001313581

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account-G (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account which became effective January 9, 2006.

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


/S/ PAIGE L. RYAN

Paige L. Ryan
Variable Products Securities Counsel

cc: file


Home Office:  One Nationwide Plaza                         Nationwide Insurance
Columbus, Ohio 43215-2220                                  Nationwide Financial

               Legal Counsel to the Nationwide Insurance Companies
                         and their Associated Companies